Significant accounting policies - Schedule of applied the definition of a lease under IFRS 16 to contracts (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Aggregate lease commitments as disclosed at December 31, 2018		$ 315,528
Less: Adjustment to lease commitments		(24,528)
Less: Impact of present value		(47,182)
Lease obligation	$ 202,869	$ 243,818